Income/loss (-) per share	12 Months Ended
Dec. 31, 2021
Income/loss (-) per share
Income/loss (-) per share

12. Income/loss (-) per share

Basic income/loss (-) per share is calculated by dividing the net income/loss (-) attributable to shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted income/loss (-) per share is calculated based on the weighted average number of shares (diluted) also considering outstanding warrants, for which our average share price of the year was higher than the exercise price.

The possible increase in the number of shares resulting from the outstanding initial warrant B has not been included in the calculation of the diluted income per share as at December 31, 2019 because they were antidilutive.

Income/loss (-) per share

	Year ended December 31,
	2021	2020	2019
Income/loss (-) per share:
Net income/loss (-) attributable to owners of the parent (Euro, in thousands)	€(103,231)	€(305,436)	€149,845
Number of shares (thousands)
Weighted average number of shares for the purpose of basic income/loss (-) per share	65,500	65,075	57,614
Basic income/loss (-) per share (Euros)	€(1.58)	€(4.69)	€2.60

Net income/loss (-) attributable to owners of the parent (Euro, in thousands)	€(103,231)	€(305,436)	€149,845
Number of shares (thousands)
Weighted average number of shares for the purpose of diluted income/loss (-) per share	65,500	65,075	57,614
Number of dilutive potential ordinary shares	—	—	2,498
Diluted income/loss (-) per share (Euros)	€(1.58)	€(4.69)	€2.49

As our operations reported a net loss in 2021 and 2020, the outstanding warrants (specified in note 30) have an anti-dilutive effect rather than a dilutive effect. Consequently, basic and diluted loss per share were the same for 2021 and 2020.